Changes in Capital Accounts, Series C Preferred Stock (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Mar. 26, 2020 USD ($) shares	Mar. 23, 2020 USD ($) shares	May 30, 2017 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares
Preferred Stock [Abstract]
Shares issued (in shares)				0
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.01	$ 0.01
Preferred stock, shares outstanding (in shares)				0	0
Payment for repurchase of preferred stock | $				$ 0	$ 400	$ 0
Diana Shipping Inc. [Member]
Preferred Stock [Abstract]
Reduction in principal amount of loan | $			$ 3,000
Series C Preferred Stock [Member]
Preferred Stock [Abstract]
Voting power percentage threshold			49.00%
Series C Preferred Stock [Member] | Maximum [Member]
Preferred Stock [Abstract]
Number of votes per share | Vote			250,000
Series C Preferred Stock [Member] | Diana Shipping Inc. [Member]
Preferred Stock [Abstract]
Shares issued (in shares)			100
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.01
Preferred stock, shares outstanding (in shares)						100
Repurchase and cancellation of preferred stock (in shares)	100	100
Payment for repurchase of preferred stock | $	$ 1,500	$ 1,500